EMPLOYEE-RELATED BENEFITS - Net Periodic Pension Costs and Components Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Net periodic pension and other benefits costs
Service cost	$ 29	$ 28	$ 30
Interest cost	44	45	41
Expected return on plan assets	(63)	(58)	(58)
Amortization, net	30	25	27
Net periodic benefit cost	40	40	40
Settlements	5	6	3
Total benefit cost	45	46	43
Components recognized in Other comprehensive income (loss)
Net loss (gain)	5	61	24
Amortization, net	(30)	(25)	(27)
Settlements	(5)	(6)	(3)
Total recognized in Other comprehensive income (loss)	(30)	30	(6)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	15	76	37
Expected recognition of amounts in AOCI
Expected recognition of amounts in AOCI for net actuarial (gain) loss	40
Expected recognition of amounts in AOCI for prior service credit	(8)
Other Benefits
Net periodic pension and other benefits costs
Service cost	1	2	3
Interest cost	4	4	5
Amortization, net	(7)	(6)	(3)
Net periodic benefit cost	(2)		5
Total benefit cost	(2)		5
Components recognized in Other comprehensive income (loss)
Net loss (gain)		(11)	(62)
Amortization, net	7	6	3
Total recognized in Other comprehensive income (loss)	7	(5)	(59)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	5	$ (5)	$ (54)
Expected recognition of amounts in AOCI
Expected recognition of amounts in AOCI for net actuarial (gain) loss	(1)
Expected recognition of amounts in AOCI for prior service credit	$ (6)